UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number:  775.886.1500
Date of fiscal year end:  December 31

Date of reporting period: March 31, 2012

Item 1:	Schedule of Investments March 31, 2012 (unaudited)


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2012


                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 100%

CONVERTIBLE PREFERRED STOCK - 15%
UNITED STATES - 15%


Affiliated Managers Group,Inc. 5.150%        48,410     2,090,707
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,819,221
Carriage Services Capital Trust 7.000%       59,500     2,499,000
   Due 06-01-29
Emmis Communications Corporation 6.25%       22,100       381,225
Healthsouth Corporation 6.500%                1,000       990,230
Interpublic Group 5.250%                        305       317,200
Stanley Black & Decker, Inc. 4.750%          24,680     2,997,078

Total Convertible Preferred Stock (cost $10,011,315)   11,094,660


CONVERTIBLE BONDS - 71%

Bahamas - 2%
Sterlite Industries Ltd. 4.000%            1,655,000    1,566,044
   Due 10-30-14

Canada - 4%
Goldcorp, Inc. (144A)                      1,750,000    2,128,350
   2.000% Due 08-01-14 (b)(d)
Northgate Minerals Corporation
   3.500% Due 10-01-16                      870,000       976,845

Total Canada                                            3,105,195

China - 1%
China Medical Technologies, Inc.(144A)    1,100,000       390,500
   6.250% Due 12-15-16(a)(b)(c)
Home Inns & Hotels(144A)                    750,000       574,219
   2.000% Due 12-15-15(b)
ShengdaTech, Inc.(144A)                   1,430,000        28,600
   6.500% Due 12-15-15(a)(b)(c)

Total China                                               993,319

Greece- 1%
DryShips, Inc. 5.000% Due 12-01-14          480,000       406,800

Hong Kong - 0%
Sino-Forest Corporation(144A)              1,180,000      312,700
   4.250% Due 12-15-16(a)(b)(c)

Indonesia - 0%
APP Finance VI Mauritius                  12,903,000       22,580
   0.000% Due 11-18-12(a)(c)

United Kingdom - 1%
SkyePharma PLC(Reg S)                        700,000      448,280
   6.000% Due 05-04-24(e)

UNITED STATES - 62%
A123 Systems, Inc. 3.750%                  1,500,000      483,750
   Due 04-15-16
Alaska Communications Systems Group, Inc.    700,000      549,500
   (144A)6.250% Due 05-01-18 (b)(d)
Allegheny Technologies, Inc. 4.250%        1,327,000    1,660,409
   Due 06-01-14
Annaly Mortgage Management, Inc.             870,000    1,010,853
   4.000% Due 02-15-15
Clearwire Corporation(144A)                  870,000      673,206
   8.250% Due 12-01-40(b)(d)
EMC Corporation                              730,000    1,371,031
   1.750% Due 12-01-13
Endeavor International Corporation(144A)     780,000      770,250
   5.500% Due 07-15-16(b)
Enpro Industries, Inc.                     1,765,000    2,414,741
   3.937% Due 10-15-15
Genco Shipping & Trading Ltd.                700,000      463,750
   5.000% Due 08-15-15
Gilead Sciences, Inc.                      1,590,000    2,110,725
   0.625% Due 05-01-13
Grubb & Ellis Company(144A)                  810,000       81,000
   7.950% Due 05-01-15(b)
Hawaiian Holdings, Inc.                      570,000      563,588
   5.000% Due 04-01-16
Intel Corporation (144A) 3.250%            1,175,000    1,653,813
   Due 08-01-39(b)
Interpublic Group                            770,000      872,025
   4.750% Due 03-15-23(d)
Johnson & Johnson                          1,900,000    1,814,500
   0.000% Due 07-28-20(d)
Kohlberg Capital Corporation (144A)        1,180,000    1,197,700
   8.750% Due 03-15-16(b)
Level 3 Communications, Inc.               1,700,000    2,244,000
   7.000% Due 03-15-15
Liberty Media                              1,500,000    1,809,375
   3.125% Due 03-30-23 (d)
Liberty Media                              2,250,000    1,999,800
   3.250% Due 03-15-31 (d)
McMoRan Exploration Corporation              300,000      300,750
   4.000% Due 12-30-17
McMoRan Exploration Corporation            1,000,000    1,031,880
   5.250% Due 10-06-12
MF Global Ltd. 9.000%                        700,000      252,000
   Due 06-15-38(a)(c)
MF Global Ltd. 3.375%                      2,000,000      705,000
   Due 08-01-18(a)(c)
MF Global Ltd. 1.875%                      1,920,000      672,000
   Due 02-01-16(a)(c)
NetApp, Inc. 1.750%                        1,000,000    1,455,625
   Due 06-01-13
Newmont Mining Corporation                 1,530,000    1,935,450
   1.250% Due 07-15-14 (d)
PMI Group, Inc.                              480,000      111,600
   4.500% Due 04-15-20(a)(c)
Prospect Capital Corporation(144A)         1,700,000    1,782,960
   6.250% Due 12-15-15(b)(d)
Rayonier, Inc.(144A)                         140,000      195,125
   4.500% Due 08-15-15 (b)(d)
Rite Aid Corporation                   	   1,355,000    1,504,050
   8.500% Due 05-15-15
Rudolph Technologies, Inc. (144A)            290,000      329,694
   3.750% Due 07-15-16 (b)
Saks 2.000%                                  190,000      204,488
   Due 03-15-24
School Specialty, Inc.                       490,000      360,150
   3.750% Due 11-30-26
Sirius XM Radio, Inc.(144A)                1,480,000    2,191,325
   7.000% Due 12-01-14(b)
Sotheby's                                  1,170,000    1,493,944
   3.125% Due 06-15-13
Steel Dynamics, Inc.                         915,000    1,045,433
   5.125% Due 06-15-14(d)
TiVo, Inc. (144A)                            500,000      654,800
   4.000% Due 03-15-16(b)
Tyson Foods, Inc.                          1,000,000    1,238,750
  3.250% Due 10-15-13(d)
Ultrapetrol Bahamas Limited(144A)            700,000      507,500
  7.250% Due 01-15-17(b)
United Continental Holdings, Inc.            600,000      813,450
   Due 01-15-15
Xilinx,Inc.                                1,400,000    1,895,458
  2.625% Due 06-15-17(d)

        Total United States                            44,425,448

Total Convertible Bonds (cost $50,193,211)             51,280,366


CONVERTIBLE BOND UNITS - 4%
UNITED STATES - 4%
Ashland Inc. 6.500%                            1,500    1,252,500
  Due 06-30-29
CenterPoint Energy 1.165%                     38,240    1,443,560
  Due 09-15-29


        Total Convertible Bond Units(cost $2,418,030)   2,696,060

CORPORATE BONDS - 4%
United States - 4%
FiberTower Corporation (144A)               1,120,891     661,326
   9.000% Due 01-01-16(b)
MIG,LLC Senior Secured Notes                4,368,786   2,479,286
   9.000% Cash, 6.500% PIK Due 12-31-16


Total Corporate Bonds(cost $4,703,558)                  3,140,612

COMMON STOCK - 2%
Bahamas - 1%
Vedanta Resources                            162,493    1,060,267

Ireland - 1%
Fly Leasing                                   13,100      159,951

Israel - 0%
Teva Pharmaceuticals                           2,177       98,095

UNITED STATES - 0%
Durect Corporation (c)                        17,886       14,309
FiberTower Corporation (c)                    71,507       11,657

      Total United States                                  25,966

      Total Common Stock (cost $2,537,629)              1,344,279


WARRANTS - 4%
UNITED STATES - 4%

American International Group (c)              95,000    1,010,800
Ford Motor Co. (c)                           120,000      417,600
JP Morgan Chase & Co.(c)                      30,000      401,400
Kinder Morgan Energy Partners (c)            350,000      847,000
MIG, LLC (c)                                   1,076          403

      Total Warrants(cost $2,654,230)                   2,677,203

TOTAL INVESTMENTS (cost $72,518,009)                   72,233,180



(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.

(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of March 31, 2012.

                                                      (concluded)


Valuation of Measurements- Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures ("Topic 820"),defines fair value,establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investment securities as of March 31, 2012:

                            Level1      Level2      Level3  Investments
Convertible Preferred                                        Securities
   Stock                $4,816,298  $6,278,362          $0  $11,094,660
Convertible Bonds                0  50,803,486     476,880   51,280,366
Convertible Bond Units           0   2,696,060           0    2,696,060
Corporate Bonds                  0   3,140,612           0    3,140,612
Common Stock               284,012   1,060,267           0    1,344,279
Warrants                 2,676,800           0         403    2,677,203

Total Investment        $7,777,110 $63,978,787  $  477,283  $72,233,180
Securities


The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                 Convertible
                                    Bonds      Warrants
Balance as of December 31, 2011  $1,949,372    $     403
Realized gain                       141,799            0
Net change in appreciation         (254,291)           0
   (depreciation)
Purchases                                 0            0
Sales                            (1,360,000)           0
Transfers in and/or                       0            0
out to Level 3

Balance as of March 31, 2012       $476,880          403


Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President